INVENTORIES (Tables)	3 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
Summary of Inventories
Inventories as of March 31, 2022 and December 31, 2021 consist of the following:

	March 31, 2022	December 31, 2021
	(in millions)
Raw materials	$1,751	$1,517
Work-in-process	1,158	570
Finished goods	2,518	2,129
Total inventories	$5,427	$4,216